13. Employee benefits	6 Months Ended
Jun. 30, 2020
Employee Benefits
Employee benefits
13.	Employee benefits
	06.30.2020	12.31.2019
Accrued vacation pay	648	660
Profit sharing	19	16
Employees variable compensation program	328	655
Voluntary Severance Program (PDV)	969	140
Salaries and related charges	358	212
Total	2,322	1,683
Current	1,695	1,645
Non-current	627	38

13.1.	Performance Award Program (PPP)

In the first quarter of 2020, the Company paid US$ 147 based on the 2019 earnings, and a final payment is expected to occur by December 2020.

On April 28, 2020, the Company’s Board of Directors approved the program for 2020, which will paid in case the Company presents annual net income, as well as the achievement of corporate performance metrics, individual employee performance and results of the areas.

Due to the loss in the first half of 2020, the Company recognized no provision for this program.

13.2.	Voluntary Severance Programs and Incentive Retirement Program

As of June 30, 2020, the Company has three voluntary severance programs (PDV) and one Incentive Retirement Program (PAI) in force:

i.	PDV 2019 for retired employees under the Brazilian Social Security Institute (INSS) by June 2020;
ii.	PDV specific for employees of divestment units;
iii.	PDV exclusively for corporate segment employees; and
iv.	PAI aimed at employees who are currently eligible to retire under INSS, expiring on December 31, 2023.

Changes in the provision for expenses relating to voluntary severance programs implemented by the Company are set out as follows:

	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	140	35
Discontinued operations	−	(21)
Enrollments	952	200
Revision of provisions	(8)	(2)
Separations in the period	(57)	(71)
Cumulative translation adjustment	(58)	(1)
Closing Balance	969	140
Current	342	98
Non-current	627	42

On April 7, 2020, the Board of Directors approved adjustments to the current programs, triggering an additional provision amounting to US$ 311 in the second quarter of 2020, relating to the public enrolled by June 2020. On the same date, it also approved a new severance program aimed at employees who are eligible to retire under the public pension program (PAI) and, after the promulgation of the public pension reform in the second half of 2019, were unable to participate in PDV 2019 (enrollments from May 6 to July 31, 2020).

Recognition of the provision for expenses occur as employees enroll to the programs.

As of June 30, 2020, the Company has already enrolled 10,082 and terminated 2,122 employees with the programs in force.

The expected impact of the provisions on the Company's cash will not be immediate in 2020, but will be diluted over the next three years, according to the expected termination date. In addition, the Company chose to disburse the severance payments in two installments, one at the time of termination and the other in July 2021 or one year after the termination, whichever is later.